Investments Held in Trust Account (Details) - Schedule of Assets that are Measured at Fair Value	11 Months Ended
Dec. 31, 2022 USD ($)
Level 1 [Member]
Assets:
Trust Account - U.S. Treasury Securities Money Market Fund	$ 100,525,498